SEGMENT REPORTING (Schedule of the Company's Revenues Generated by Geographic Location of Customers) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 102,973,999	$ 80,504,734	$ 116,330,936
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	67,533,887	0	0
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	18,323,947	0	41,260
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	9,175,391	5,719,672
BULGARIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	652,559	3,083,823
ROMANIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,844,238	2,393,030	2,467,920
England [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	7,271,370	68,283,754	105,018,261
TURKEY
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,995,648	0	0
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 4,909	$ 0	$ 0